                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number:                                 811-6411

Exact name of registrant as specified in charter:                   Delaware Investments Municipal Trust

Address of principal executive offices:                             2005 Market Street
                                                                    Philadelphia, PA 19103

Name and address of agent for service:                              David F. Connor, Esq.
                                                                    2005 Market Street
                                                                    Philadelphia, PA 19103

Registrant's telephone number, including area code:                 (800) 523-1918

Date of fiscal year end:                                            August 31

Date of reporting period:                                           November 30, 2005


ITEM 1.  SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)
DELAWARE TAX-FREE FLORIDA INSURED FUND
NOVEMBER 30, 2005

                                                                                                      PRINCIPAL          MARKET
                                                                                                      AMOUNT             VALUE
MUNICIPAL BONDS - 98.17%
Airport Revenue Bonds - 4.57%
Lee County Florida Airport Revenue Series B 5.75% 10/1/33 (FSA)                                       $3,000,000         $3,262,320
Miami-Dade County Aviation Revenue (Miami International Airport) Series B 5.00% 10/1/37 (FGIC)         1,000,000          1,026,520
Miami-Dade County Aviation Revenue Series A 5.00% 10/1/33 (FSA) (AMT)                                    500,000            506,465
                                                                                                                         ----------
                                                                                                                          4,795,305
                                                                                                                         ----------
Dedicated Tax & Fees Revenue Bonds - 16.12%
Florida State Board of Education (Lottery Revenue) Series A 6.00% 7/1/14 (FGIC)                        1,000,000          1,109,080
Florida State Department of Transportation 5.00% 7/1/31 (FGIC)                                         1,875,000          1,932,788
Jacksonville Excise Taxes Revenue Series B
   5.00% 10/1/26 (AMBAC)                                                                               1,000,000          1,031,760
   5.125% 10/1/32 (FGIC)                                                                               1,000,000          1,035,360
&Palm Beach County Florida Criminal Justice Facilities Revenue Inverse Floater 8.15% 6/1/12 (FGIC)     7,500,000          9,270,150
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Series G 5.00% 7/1/42                800,000            786,760
Puerto Rico Commonwealth Highway & Transportation Authority Transportation Revenue
   Series K 5.00% 7/1/35                                                                               1,000,000            992,320
^Puerto Rico Commonwealth Infrastructure Financing Authority Series A 4.60% 7/1/30 (FGIC)              2,500,000            756,025
                                                                                                                         ----------
                                                                                                                         16,914,243
                                                                                                                         ----------
Higher Education Revenue Bonds - 5.06%
Broward County Educational Facilities Authority Revenue (Nova Southeastern University)
   5.25% 4/1/27 (RADIAN)                                                                               1,000,000          1,029,770
Miami-Dade County Educational Facilities Authority (University of Miami) Series A
   5.75% 4/1/29 (AMBAC)                                                                                2,000,000          2,169,340
University of Central Florida Athletics Association Certificates of Participation Series A
   5.25% 10/1/34 (FGIC)                                                                                2,000,000          2,109,000
                                                                                                                         ----------
                                                                                                                          5,308,110
                                                                                                                         ----------
Hospital Revenue Bonds - 15.44%
Escambia County Health Facilities Authority (Florida Health Care Facilities - VHA Program)
   5.95% 7/1/20 (AMBAC)                                                                                  560,000            595,336
Highlands County Health Facilities Authority (Adventist Health System/Sunbelt) Series A
   6.00% 11/15/31                                                                                      1,500,000          1,607,205
Indian River County Hospital District (Indian River Memorial Hospital) 6.10% 10/1/18 (FSA)                                3,000,000
3,122,970
Miami-Dade County Public Facilities Revenue (Jackson Health Systems) Series A
   5.00% 6/1/35 (MBIA)                                                                                 1,500,000          1,536,480
North Miami Health Facilities Authority (Catholic Health Services) (LOC Suntrust Bank-Miami)
   6.00% 8/15/16                                                                                         500,000            515,410
Orange County Health Facilities Authority Revenue (Adventist Health System) 5.625% 11/15/32                               1,000,000
1,063,100
Palm Beach County Health Facilities Authority Revenue (Boca Raton Community Hospital)
   5.625% 12/1/31                                                                                      2,000,000          2,078,480
South Broward Hospital District Revenue (Memorial Healthcare System) 5.625% 5/1/32                     3,000,000          3,186,480
Tallahassee Health Facilities (Tallahassee Memorial Regional Medical Center) Series B
   6.00% 12/1/15 (MBIA)                                                                                2,500,000          2,505,375
                                                                                                                         ----------
                                                                                                                         16,210,836
                                                                                                                         ----------
?Multifamily Housing Revenue Bonds - 27.04%
Duval Housing Finance Authority (St. Augustine Apartments) 6.00% 3/1/21                                  300,000            306,291
Florida Housing Finance Agency
   (Crossings Indian Run Apartments HUD) Series V 6.10% 12/1/26 (AMBAC) (AMT)                            750,000            772,013
   (Landings at Sea Forest Apartments) Series T
   5.85% 12/1/18 (AMBAC) (FHA) (AMT)                                                                     390,000            401,181
   6.05% 12/1/36 (AMBAC) (FHA) (AMT)                                                                     700,000            717,318
   (Leigh Meadows Apartments HUD) Series N
   6.20% 9/1/26 (AMBAC) (AMT)                                                                          2,765,000          2,841,259
   6.30% 9/1/36 (AMBAC) (AMT)                                                                          2,000,000          2,054,640
   (Mariner Club Apartments) Series K-1
   6.25% 9/1/26 (AMBAC) (AMT)                                                                          2,000,000          2,055,760
   6.375% 9/1/36 (AMBAC) (AMT)                                                                         3,500,000          3,597,299
   (Riverfront Apartments Section 8 HUD) Series A 6.25% 4/1/37 (AMBAC) (AMT)                           1,000,000          1,033,610

   (Spinnaker Cove Apartments) Series G 6.50% 7/1/36 (AMBAC) (FHA) (AMT)                                 500,000            513,395
   (Sterling Palms Apartments) Series D-1
   6.30% 12/1/16 (AMBAC) (AMT)                                                                           925,000            948,736
   6.40% 12/1/26 (AMBAC) (AMT)                                                                         1,500,000          1,542,045
   6.50% 6/1/36 (AMBAC) (AMT)                                                                          6,540,000          6,709,385
   (The Vineyards Project) Series H 6.40% 11/1/15                                                        500,000            511,090
   (Woodbridge Apartments) Series L
   6.15% 12/1/26 (AMBAC) (AMT)                                                                         1,750,000          1,802,080
   6.25% 6/1/36 (AMBAC) (AMT)                                                                          2,000,000          2,059,000
Volusia County Multifamily Housing Finance Authority (San Marco Apartments) Series A
   5.60% 1/1/44 (FSA) (AMT)                                                                              500,000            511,985
                                                                                                                         ----------
                                                                                                                         28,377,087
                                                                                                                         ----------

                                                                                                      PRINCIPAL          MARKET
                                                                                                      AMOUNT             VALUE
Municipal Lease Revenue Bonds - 10.54%
Florida Municipal Loan Council Revenue Series B 5.00% 11/1/29 (MBIA)                                   1,590,000          1,649,768
Lake County Florida School Board 5.00% 6/1/30 (AMBAC)                                                  1,750,000          1,805,440
Osceola County School Board Series A 5.25% 6/1/27 (AMBAC)                                              4,000,000          4,224,440
Palm Beach County School Board Certificates of Participation Series D 5.00% 8/1/28 (FSA)                                    300,000
308,454
Pasco County Florida School Board Series A 5.00% 8/1/30 (AMBAC)                                        1,000,000          1,032,060
Puerto Rico Public Buildings Authority Revenue (Government Facilities) Series F 5.25% 7/1/25                                930,000
1,009,338
St. Augustine Capital Improvement Revenue 5.00% 10/1/34 (AMBAC)                                        1,000,000          1,032,750
                                                                                                                         ----------
                                                                                                                         11,062,250
                                                                                                                         ----------
Ports & Harbors Revenue Bonds - 0.30%
Jacksonville Port Authority Seaport Revenue 5.70% 11/1/30 (MBIA) (AMT)                                   295,000            313,730
                                                                                                                         ----------
                                                                                                                            313,730
                                                                                                                         ----------
ss.Pre-Refunded Bonds - 7.81%
Jacksonville Port Authority Seaport Revenue 5.70% 11/1/30-10 (MBIA) (AMT)                                205,000            222,206
Northern Palm Beach County Improvement District Special Assessment (Abacoa Water Control)
   7.20% 8/1/16-06                                                                                       300,000            313,386
Pinellas County Educational Facilities Authority (Clearwater Christian College) Private Placement
   8.00% 2/1/11-06                                                                                       205,000            210,512
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue
   Series D 5.25% 7/1/38-12                                                                            3,000,000          3,272,250
Puerto Rico Commonwealth Highway & Transportation Authority Transportation Revenue
   Series J 5.50% 7/1/22-14                                                                            1,600,000          1,790,784
Tampa Utilities Tax Revenue Series A
   6.00% 10/1/17-09 (AMBAC)                                                                            1,000,000          1,099,040
   6.125% 10/1/18-09 (AMBAC)                                                                           1,000,000          1,103,490
Volusia County Industrial Development Authority Mortgage Revenue
   (Bishops Glen Retirement Health Facilities Project) 7.50% 11/1/16-06                                  180,000            189,794
                                                                                                                         ----------
                                                                                                                          8,201,462
                                                                                                                         ----------
Public Power Revenue Bonds - 1.97%
Florida State Municipal Power Agency Revenue (Stanton II Project) 5.00% 10/1/26 (AMBAC)                2,000,000          2,067,080
                                                                                                                         ----------
                                                                                                                          2,067,080
                                                                                                                         ----------
Public Utility District Revenue Bonds - 1.15%
Ocala Utility System Revenue Series B 5.25% 10/1/25 (FGIC)                                             1,125,000          1,213,200
                                                                                                                          ---------
                                                                                                                          1,213,200
                                                                                                                         ----------
Single Family Housing Revenue Bonds - 0.38%
Florida Housing Finance Agency Homeowner Mortgage Series 1B 6.00% 7/1/17 (FHA) (VA)                       55,000             57,642
Orange County Florida Housing Finance Authority Homeowner Revenue Series B
   5.25% 3/1/33 (GNMA) (FNMA) (AMT)                                                                      335,000            339,435
                                                                                                                         ----------
                                                                                                                            397,077
                                                                                                                         ----------
Tax Increment/Special Assessment Bonds - 2.07%
Hollywood Community Redevelopment Agency 5.625% 3/1/24                                                 1,200,000          1,266,708
Julington Creek Plantation Community Development District Special Assessment
   5.00% 5/1/29 (MBIA)                                                                                   200,000            205,924
Osceola County Enterprise Community Development District Special Assessment
   6.10% 5/1/16 (MBIA)                                                                                   695,000            696,585
                                                                                                                         ----------
                                                                                                                          2,169,217
                                                                                                                         ----------
Territorial General Obligation Bonds - 2.71%
Puerto Rico Commonwealth Public Improvement Series A 5.50% 7/1/19 (MBIA)                               2,500,000          2,849,100
                                                                                                                         ----------
                                                                                                                          2,849,100
                                                                                                                         ----------
Water & Sewer Revenue Bonds - 3.01%
Tampa Water and Sewer Revenue 6.00% 10/1/16 (FSA)                                                      1,000,000          1,169,130
Village Center Community Development District Utility Revenue 5.00% 10/1/36 (MBIA)                       500,000            513,990
Winter Haven Utilities Systems Revenue Refunding & Improvement 5.00% 10/1/30 (MBIA)                    1,415,000          1,472,364
                                                                                                                        -----------
                                                                                                                          3,155,484
                                                                                                                        -----------
TOTAL MUNICIPAL BONDS (COST $98,329,679)                                                                                103,034,181
                                                                                                                        -----------


TOTAL MARKET VALUE OF SECURITIES - 98.17%
   (cost $98,329,679)                                                                                                   103,034,181
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 1.83%                                                       1,917,863
                                                                                                                       ------------
NET ASSETS APPLICABLE TO 9,444,238 SHARES OUTSTANDING - 100.00%                                                        $104,952,044
                                                                                                                       ------------

Summary of Abbreviations:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Administration
FNMA - Insured by Federal National Mortgage Association
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
LOC - Letter of Credit
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance
VA - Insured by the Veterans Administration

?Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
&An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of November 30, 2005. See Note 3 in "Notes." ss.Pre-Refunded Bonds are municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."
^Zero coupon security. The interest rate shown is the yield at the time of purchase.

--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Investment Trust
- Delaware Tax-Free Florida Insured Fund (the "Fund").

SECURITY VALUATION - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At November 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At November 30, 2005, the cost of investments and unrealized appreciation (depreciation) for the Fund was as follows:


Cost of investments                           $98,329,679
Aggregate unrealized appreciation               4,974,455
Aggregate unrealized depreciation                (269,953)
                                             ------------
Net unrealized appreciation                  $  4,704,502
                                             ------------

For federal income tax purposes, at August 31, 2005, capital loss carryforwards of $690,257 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $690,257 expires in 2008.


3. CREDIT AND MARKET RISK
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may invest in inverse floating rate securities ("inverse floaters"), a type of derivative tax-exempt obligation with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of inverse floaters will generally be more volatile than other tax-exempt investments. Such securities are denoted on the Schedule of Investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days or less from the issuance of the refunding issue is know as a "current refunding." "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at that time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor's Ratings Group, and/or Fitch due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement. The Fund will purchase escrow secured bonds without additional insurance only where the escrow is invested in securities of the U.S. government or agencies or instrumentalities of the U.S. government.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At November 30, 2005, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets.

SCHEDULE OF INVESTMENTS (Unaudited)
DELAWARE TAX-FREE MISSOURI INSURED FUND
NOVEMBER 30, 2005

                                                                                                     PRINCIPAL          MARKET
                                                                                                     AMOUNT             VALUE
MUNICIPAL BONDS - 97.61%
Airport Revenue Bonds - 3.52%
St. Louis Airport (Capital Improvement Project) Series A 5.375% 7/1/21 (MBIA)                         $1,635,000         $1,755,663
                                                                                                                         ----------
                                                                                                                          1,755,663
                                                                                                                         ----------
City General Obligation Bonds - 2.21%
Des Peres Refunding 5.375% 2/1/20 (AMBAC)                                                              1,000,000          1,101,310
                                                                                                                         ----------
                                                                                                                          1,101,310
                                                                                                                         ----------
Corporate-Backed Revenue Bonds - 2.06%
Missouri State Development Finance Board Infrastructure Facilities
   (Triumph Foods Project) Series A 5.25% 3/1/25                                                         500,000            513,215
Sugar Creek Industrial Development Revenue (Lafarge North America Project)
   Series A 5.65% 6/1/37 (AMT)                                                                           500,000            516,170
                                                                                                                         ----------
                                                                                                                          1,029,385
                                                                                                                         ----------
Dedicated Tax & Fees Revenue Bonds - 8.23%
Bi-State Development Agency Illinois Metropolitan District
   (Metrolink Cross County Project) Series B 5.00% 10/1/32 (FSA)                                       2,000,000          2,061,960
Jackson County Special Obligation 5.00% 12/1/27 (MBIA)                                                 1,000,000          1,033,080
Puerto Rico Commonwealth Highway & Transportation Authority Transportation
   Revenue Series A 4.75% 7/1/38 (MBIA)                                                                1,000,000          1,009,880
                                                                                                                         ----------
                                                                                                                          4,104,920
                                                                                                                         ----------
Escrowed to Maturity Bonds - 3.32%
Cape Girardeau County Industrial Development Authority Health Care Facilities Revenue
   (Southeast Missouri Hospital) 5.25% 6/1/16 (MBIA)                                                     440,000            478,091
^Greene County Single Family Mortgage Revenue Municipal Multiplier 6.10% 3/1/16                        1,225,000            788,545
Liberty Sewer System Revenue 6.00% 2/1/08 (MBIA)                                                         380,000            390,157
                                                                                                                         ----------
                                                                                                                          1,656,793
                                                                                                                         ----------
Higher Education Revenue Bonds - 3.09%
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue
   (University of Health Sciences) 5.00% 6/1/31 (MBIA)                                                 1,000,000          1,022,420
University of the Virgin Islands Series A 5.375% 6/1/34                                                  500,000            519,780
                                                                                                                         ----------
                                                                                                                          1,542,200
                                                                                                                         ----------
Hospital Revenue Bonds - 12.02%
Cape Girardeau County Industrial Development Authority Health Care Facilities Revenue
   Unrefunded Balance
   (Southeast Missouri Hospital) 5.25% 6/1/16 (MBIA)                                                     560,000            604,190
   (St. Francis Medical Center) Series A 5.50% 6/1/32                                                  1,000,000          1,047,260
Hannibal Industrial Development Authority Health Facilities Revenue Refunding
   (Hannibal Regional Hospital) Series A                                                               1,000,000          1,025,370
   5.625% 3/1/12 (FSA)
   5.75% 3/1/22 (FSA)                                                                                  1,000,000          1,025,220
Joplin Industrial Development Authority Health Facilities Revenue
   (Freeman Health System Project)
   5.375% 2/15/35                                                                                        255,000            259,100
   5.75% 2/15/35                                                                                         405,000            428,364
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding
   (Lake Regional Health System Project) 5.70% 2/15/34                                                   500,000            523,870
   (SSM Health Care) Series AA 6.40% 6/1/10 (MBIA)                                                       500,000            557,235
North Kansas City Hospital Revenue Series A 5.00% 11/15/28 (FSA)                                         500,000            517,405
                                                                                                                         ----------
                                                                                                                          5,988,014
                                                                                                                         ----------
Investor Owned Utilities Revenue Bonds - 4.47%
Missouri State Environmental Improvement & Energy Resource Authority Pollution
   Control Revenue Refunding
   (St. Joseph Light & Power Company Project) 5.85% 2/1/13 (AMBAC)                                     2,200,000          2,226,818
                                                                                                                         ----------
                                                                                                                          2,226,818
                                                                                                                         ----------
Multifamily Housing Revenue Bonds - 6.06%
Missouri State Housing Development Commission Multifamily Housing
   Hyder Series 3 5.60% 7/1/34 (FHA) (AMT)                                                             1,435,000          1,487,550
   San Remo Series 5 5.45% 1/1/36 (FHA) (AMT)                                                            500,000            513,315
St. Louis County Industrial Development Authority Housing Development Revenue
   Refunding Sub (Southfield & Oak Forest Apartment-A) 5.20% 1/20/36 (GNMA)                            1,000,000          1,021,490
                                                                                                                         ----------
                                                                                                                          3,022,355
                                                                                                                         ----------
Municipal Lease Revenue Bonds - 14.17%
Chesterfield Certificates of Participation 5.00% 12/1/24 (FGIC)                                        1,000,000          1,051,850
Missouri State Development Finance Board Infrastructure Facilities Revenue
   (Branson Landing Project) Series A                                                                    435,000            454,088
   5.25% 12/1/19
   5.50% 12/1/24                                                                                         500,000            524,555
  (Crackerneck Creek Project) Series C 5.00% 3/1/26                                                      500,000            505,015
  (Hartman Heritage Center Phase II) 5.00% 4/1/21 (AMBAC)                                                335,000            351,867

                                                                                                      PRINCIPAL          MARKET
                                                                                                      AMOUNT             VALUE
St. Charles County Public Water Supply District #2 Certificate of Participation
   (Missouri Project)
   Series A 5.25% 12/1/28 (MBIA)                                                                       1,000,000          1,053,300
   Series B 5.10% 12/1/25 (MBIA)                                                                         500,000            520,910
St. Louis College District Leasehold Revenue 5.00% 3/1/23 (AMBAC)                                      1,000,000          1,047,070
^St. Louis Industrial Development Authority Leasehold Revenue
   (Convention Center Hotel) 5.80% 7/15/20 (AMBAC)                                                     3,035,000          1,549,488
                                                                                                                         ----------
                                                                                                                          7,058,143
                                                                                                                         ----------
Political Subdivision General Obligation Bonds - 2.10%
Taney County Reorganization School District R-V Hollister School District 5.00% 3/1/22 (FSA)           1,000,000          1,045,370
                                                                                                                         ----------
                                                                                                                          1,045,370
                                                                                                                         ----------
ss.Pre-Refunded Bonds - 9.88%
Kansas City Land Clearance Redevelopment Authority Lease Revenue
   (Muehlebach Hotel) Series A 5.90% 12/1/18-05 (FSA)                                                  1,000,000          1,020,070
Liberty Sewer System Revenue 6.15% 2/1/15-09 (MBIA)                                                    1,500,000          1,622,310
St. Charles School District 6.50% 2/1/14-06 (FGIC)                                                     1,250,000          1,257,138
St. Louis Municipal Finance Corporation Leasehold Revenue Improvement
   (City Justice Center) Series A 5.95% 2/15/16-06 (AMBAC)                                             1,000,000          1,025,520
                                                                                                                         ----------
                                                                                                                          4,925,038
                                                                                                                         ----------
Public Power Revenue Bonds - 9.22%
Puerto Rico Electric Power Authority Power Revenue
   Series NN 5.125% 7/1/29                                                                               400,000            411,496
   Series PP 5.00% 7/1/25 (FGIC)                                                                       1,000,000          1,048,680
&Puerto Rico Electric Power Authority Power Revenue, Inverse Floater ROLs
   5.795% 7/1/19 (FSA)                                                                                 1,925,000          1,992,683
Sikeston Electric Revenue Refunding 6.00% 6/1/13 (MBIA)                                                1,000,000          1,143,290
                                                                                                                         ----------
                                                                                                                          4,596,149
                                                                                                                         ----------
School District General Obligation Bonds - 7.17%
Camdenton Reorganized School District R-III Camden County Refunding &
   Improvement 5.25% 3/1/24 (FSA)                                                                      1,000,000          1,080,150
Greene County Reorganization School District R8 (Direct Deposit Project)
   5.10% 3/1/22 (FSA)                                                                                  1,500,000          1,585,965
^St. Charles County Francis Howell School District (Capital Appreciation Direct Deposit Project)
   Series A 5.15% 3/1/17 (FGIC)                                                                        1,500,000            910,005
                                                                                                                         ----------
                                                                                                                          3,576,120
                                                                                                                         ----------
Single Family Housing Revenue Bonds - 1.58%
Missouri State Housing Development Commission Mortgage Revenue
   Series C 7.45% 9/1/27 (GNMA) (FNMA) (AMT)                                                             145,000            146,167
Missouri State Housing Development Commission Mortgage Revenue Single Family
   Homeowner
   Loan A 7.20% 9/1/26 (GNMA) (FNMA) (AMT)                                                               110,000            111,752
   Loan B 7.55% 9/1/27 (GNMA) (FNMA) (AMT)                                                                55,000             55,471
   Loan C 7.25% 9/1/26 (GNMA) (FNMA) (AMT)                                                               145,000            146,244
Missouri State Housing Development Commission Mortgage Revenue Single Family
   Mortgage Series A 5.20% 9/1/33 (GNMA) (FNMA) (AMT)                                                    325,000            329,350
                                                                                                                         ----------
                                                                                                                            788,984
                                                                                                                         ----------
Territorial General Obligation Bonds - 2.54%
Puerto Rico Commonwealth Improvement
   5.25% 7/1/27 (FSA)                                                                                    705,000            749,063
   Series A 5.25% 7/1/23                                                                                 500,000            519,580
                                                                                                                         ----------
                                                                                                                          1,268,643
                                                                                                                         ----------
Water & Sewer Revenue Bonds - 5.97%
Metropolitan St. Louis Sewer District Wastewater Revenue 5.00% 5/1/34 (MBIA)                           1,250,000          1,289,375
Missouri State Development Finance Board Infrastructure Facilities Revenue
   (Sewer System Improvement Project) Series C 5.00% 3/1/25                                              605,000            612,478
Missouri State Environmental Improvement & Energy Resource Authority Water
   Pollution Control Revenue Unrefunded Balance (State Revolving Fund Project)
   Series A 6.05% 7/1/16 (FSA)                                                                         1,060,000          1,072,900
                                                                                                                         ----------
                                                                                                                          2,974,753
                                                                                                                         ----------
TOTAL MUNICIPAL BONDS (COST $46,565,833)                                                                                 48,660,658
                                                                                                                         ----------
                                                                                                     NUMBER
                                                                                                     OF SHARES

SHORT-TERM INVESTMENTS - 0.78%
Dreyfus Tax-Exempt Cash Management Fund                                                                  391,025            391,025
                                                                                                                         ----------
TOTAL SHORT-TERM INVESTMENTS (COST $391,025)                                                                                391,025
                                                                                                                         ----------

TOTAL MARKET VALUE OF SECURITIES - 98.39%
   (cost $46,956,858)                                                                                                    49,051,683
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 1.61%                                                         802,851
                                                                                                                         ----------
NET ASSETS APPLICABLE TO 4,710,607 SHARES OUTSTANDING - 100.00%                                                         $49,854,534
                                                                                                                         ----------

^Zero coupon security. The interest rate shown is the yield at the time of purchase.
ss.Pre-Refunded bonds are municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes." &An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of November 30, 2005. See Note 3 in "Notes."

SUMMARY OF ABBREVIATIONS:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Administration
FNMA - Insured by the Federal National Mortgage Association
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
ROLs - Residual Option Longs

--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Investment Trust
- Delaware Tax-Free Missouri Insured Fund (the "Fund").

SECURITY VALUATION - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At November 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At November 30, 2005, the cost of investments and unrealized appreciation (depreciation) for the Fund was as follows:

Cost of investments                           $46,956,858
                                          ---------------
Aggregate unrealized appreciation               2,158,920
Aggregate unrealized depreciation                 (64,095)
                                          ---------------
Net unrealized appreciation                  $  2,094,825
                                          ---------------

For federal income tax purposes, at August 31, 2005, capital loss carryforwards of $32,473 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $32,473 expires in 2008.

3. CREDIT AND MARKET RISK
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may invest in inverse floating rate securities ("inverse floaters"), a type of derivative tax-exempt obligation with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of inverse floaters will generally be more volatile than other tax-exempt investments. Such securities are denoted on the Schedule of Investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days or less from the issuance of the refunding issue is know as a "current refunding." "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at that time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor's Ratings Group, and/or Fitch due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement. The Fund will purchase escrow secured bonds without additional insurance only where the escrow is invested in securities of the U.S. government or agencies or instrumentalities of the U.S. government.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At November 30, 2005, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets.

SCHEDULE OF INVESTMENTS (Unaudited)
DELAWARE TAX-FREE OREGON INSURED FUND
NOVEMBER 30, 2005

                                                                                                     PRINCIPAL          MARKET
                                                                                                     AMOUNT             VALUE
MUNICIPAL BONDS - 96.26%
Airport Revenue Bonds - 3.31%
Portland Airport Revenue (Portland International Airport)
   Series 11 5.625% 7/1/26 (FGIC) (AMT)                                                               $1,500,000         $1,544,700
                                                                                                                         ----------
                                                                                                                          1,544,700
                                                                                                                         ----------
Dedicated Tax & Fees Revenue Bonds - 1.14%
Oregon State Department of Administrative Services Lottery Revenue Refunding
   Series A 5.00% 4/1/18 (FSA)                                                                           500,000            531,660
                                                                                                                         ----------
                                                                                                                            531,660
                                                                                                                         ----------
Escrowed to Maturity Bonds - 2.33%
Umatilla County Hospital Facility Authority Revenue (Catholic Health Initiatives)
   Series A 5.50% 3/1/32                                                                               1,000,000          1,088,220
                                                                                                                         ----------
                                                                                                                          1,088,220
                                                                                                                         ----------
Higher Education Revenue Bonds - 14.78%
Oregon Health & Science University Revenue
   (Capital Appreciation Insured) Series A
   5.00% 7/1/32 (MBIA)                                                                                 2,000,000          2,060,640
   ^5.50% 7/1/21 (MBIA)                                                                                2,000,000            985,940
Oregon State Facilities Authority Revenue
   (College Housing Northwest Project) Series A 5.45% 10/1/32                                          1,000,000          1,020,170
   (College Independent Student Housing Project) Series A 5.25% 7/1/30 (XLCA)                            630,000            665,683
   (Linfield College Project) Series A 5.00% 10/1/30                                                     600,000            606,702
   (Willamette University Project) Series A
   5.00% 10/1/34 (FGIC)                                                                                1,000,000          1,037,910
   5.125% 10/1/25 (FGIC)                                                                                 500,000            531,495
                                                                                                                         ----------
                                                                                                                          6,908,540
                                                                                                                         ----------
Hospital Revenue Bonds - 3.94%
Deschutes County Hospital Facilities Authority Hospital Revenue
   (Cascade Health Services) 5.60% 1/1/32                                                              1,250,000          1,309,100
Multnomah County Hospital Facilities Authority Revenue (Providence Health System)
   5.25% 10/1/22                                                                                         500,000            531,935
                                                                                                                         ----------
                                                                                                                          1,841,035
                                                                                                                         ----------
Investor Owned Utilities Revenue Bonds - 1.33%
oPort Morrow Pollution Control Revenue (Portland General Electric Co.)
   Series A 5.20% 5/1/33                                                                                 600,000            620,898
                                                                                                                         ----------
                                                                                                                            620,898
                                                                                                                         ----------
Multifamily Housing Revenue Bonds - 2.35%
Oregon Health, Housing, Educational, & Cultural Facilities Authority (Pier Park Project)
   Series A 6.05% 4/1/18 (GNMA) (AMT)                                                                  1,095,000          1,098,822
                                                                                                                         ----------
                                                                                                                          1,098,822
                                                                                                                         ----------
Municipal Lease Revenue Bonds - 8.66%
Oregon State Department of Administrative Services 5.00% 9/1/13 (FSA)                                    800,000            864,176
Oregon State Department of Administrative Services Certificates of Participation Refunding
  Series A 5.00% 5/1/30 (FSA)                                                                            500,000          516,870
   Series B 5.00% 11/1/30 (FGIC)                                                                         500,000            518,390
   Series C 5.25% 11/1/15 (MBIA)                                                                       1,000,000          1,077,630
oPuerto Rico Public Buildings Authority Revenue (Government Facilities)
   Series J 5.00% 7/1/36 (AMBAC)                                                                       1,000,000          1,068,410
                                                                                                                         ----------
                                                                                                                          4,045,476
                                                                                                                         ----------
Political Subdivision General Obligation Bonds - 5.01%
Deschutes County Refunding 5.00% 12/1/16 (FSA)                                                           500,000            534,335
Southwestern Oregon Community College District 5.00% 6/1/28 (MBIA)                                     1,100,000          1,157,310
Treasure Valley Community College District 5.00% 6/1/35 (AMBAC)                                          620,000            650,355
                                                                                                                         ----------
                                                                                                                          2,342,000
                                                                                                                         ----------
ss.Pre-Refunded Bonds - 24.84%
Chemeketa County Community College District 5.80% 6/1/12-06 (FGIC)                                     1,500,000          1,519,470
Deschutes County Administrative School District #1 Series A 5.125% 6/15/21-11 (FSA)                    1,000,000          1,074,940
Jackson County School District #6 Central Point 5.25% 6/15/20-10 (FGIC)                                1,175,000          1,261,292
Linn County Community School District #9 Lebanon 5.60% 6/15/30-13 (FGIC)                               2,000,000          2,240,640
Malheur County (Jail Buildings) 6.30% 12/1/12-05 (MBIA)                                                  500,000            500,045
Multnomah County School District #3 Park Rose 5.50% 12/1/11-05 (FGIC)                                    500,000            500,035
North Unit Irrigation District 5.75% 6/1/16-06 (MBIA)                                                  1,000,000          1,012,980
Oregon State Department Administration Services Certificate of Participation Refunding
   5.80% 5/1/24-07 (AMBAC)                                                                             1,000,000          1,043,950
Puerto Rico Commonwealth Highway & Transportation Authority Transportation
   Revenue Series J 5.50% 7/1/22-14                                                                      400,000            447,696
Puerto Rico Commonwealth Public Improvement 5.125% 7/1/30-11 (FSA)                                       920,000            991,604
Salem Water & Sewer Revenue 5.625% 6/1/16-06 (MBIA)                                                    1,000,000          1,012,120
                                                                                                                         ----------
                                                                                                                         11,604,772
                                                                                                                         ----------

                                                                                                      PRINCIPAL          MARKET
                                                                                                      AMOUNT             VALUE
Public Power Revenue Bonds - 7.25%
Emerald Peoples Utilities District Series A 5.25% 11/1/22 (FSA)                                          750,000            804,390
Puerto Rico Electric Power Authority Power Revenue Series NN 5.125% 7/1/29                             1,000,000          1,028,740
&Puerto Rico Electric Power Authority Power Revenue, Inverse Floater
   ROLs 5.795% 7/1/19 (FSA)                                                                            1,500,000          1,552,740
                                                                                                                         ----------
                                                                                                                          3,385,870
                                                                                                                         ----------
School District General Obligation Bonds - 10.96%
Benton & Linn Counties School District #509J Corvallis 5.00% 6/1/21 (FSA)                              1,000,000          1,050,040
Clackamas County School District
   #12 5.00% 6/15/16 (FSA)                                                                             1,000,000          1,085,760
   #86 5.00% 6/15/25 (FSA)                                                                               500,000            524,550
Jefferson County School District #509J 5.00% 6/15/22 (FGIC)                                              500,000            523,565
Lane County School District #19 Springfield Refunding 6.00% 10/15/14 (FGIC)                              500,000            579,045
Lincoln County School District 5.25% 6/15/12 (FGIC)                                                      700,000            739,193
Salem-Keizer Oregon School District #24J Refunding 5.00% 6/15/19 (FSA)                                   500,000            529,370
^Umatilla County School District #6 R Umatilla Refunding 5.50% 12/15/22 (AMBAC)                          200,000             91,526
                                                                                                                         ----------
                                                                                                                          5,123,049
                                                                                                                         ----------
Single Family Housing Revenue Bonds - 2.68%
Oregon State Housing & Community Services Department Mortgage Revenue Single
   Family Mortgage Program Series R 5.375% 7/1/32 (AMT)                                                1,230,000          1,254,588
                                                                                                                         ----------
                                                                                                                          1,254,588
                                                                                                                         ----------
Tax Increment/Special Assessment Bonds - 2.63%
Portland River District Urban Renewal & Redevelopment Interstate Corridor
   Series A 5.00% 6/15/23 (AMBAC)                                                                        250,000            261,083
Portland Urban Renewal & Redevelopment Interstate Corridor
   Series A 5.25% 6/15/20 (FGIC)                                                                         890,000            969,770
                                                                                                                         ----------
                                                                                                                          1,230,853
                                                                                                                         ----------
Territorial General Obligation Bonds - 4.32%
Puerto Rico Commonwealth Public Improvement (Unrefunded Balance)
   5.125%7/1/30 (FSA)                                                                                    965,000          1,013,800
   Series A 5.125% 7/1/31                                                                              1,000,000          1,005,500
                                                                                                                         ----------
                                                                                                                          2,019,300
                                                                                                                         ----------
Water & Sewer Revenue Bonds - 0.73%
Portland Sewer Systems Revenue (Second Lien) Series A 5.00% 6/1/23 (FSA)                                 325,000            339,352
                                                                                                                         ----------
                                                                                                                            339,352
                                                                                                                         ----------
TOTAL MUNICIPAL BONDS (COST $43,192,507)                                                                                 44,979,135
                                                                                                                         ----------
                                                                                                     NUMBER
                                                                                                     OF SHARES

SHORT-TERM INVESTMENTS- 1.60%
Dreyfus Tax-Exempt Cash Management Fund                                                                  745,338            745,338
                                                                                                                         ----------
TOTAL SHORT-TERM INVESTMENTS (COST $745,338)                                                                                745,338
                                                                                                                         ----------

TOTAL MARKET VALUE OF SECURITIES - 97.86%
   (cost $43,937,845)                                                                                                    45,724,473
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 2.14%                                                       1,001,604
                                                                                                                         ----------
NET ASSETS APPLICABLE TO 4,476,614 SHARES OUTSTANDING - 100.00%                                                         $46,726,077
                                                                                                                         ----------

SUMMARY OF ABBREVIATIONS:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
ROLs - Residual Options Long XLCA - Insured by XL Capital Assurance

&An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of November 30, 2005. See Note 3 in "Notes." ss.Pre-Refunded Bonds are municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."
^Zero coupon security. The interest rate shown is the yield at the time of purchase.
oVariable rate notes. The interest rate shown is the rate as of November 30, 2005.

--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Investment Trust
- Delaware Tax-Free Oregon Insured Fund (the "Fund").

SECURITY VALUATION - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At November 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At November 30, 2005, the cost of investments and unrealized appreciation (depreciation) for the Fund was as follows:


Cost of investments                       $43,937,845
                                        -------------
Aggregate unrealized appreciation           1,911,347
Aggregate unrealized depreciation            (124,719)
                                        -------------
Net unrealized appreciation              $  1,786,628
                                        -------------

For federal income tax purposes, at August 31, 2005, capital loss carryforwards of $189,531 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $110,608 expires in 2009 and $78,923 expires in 2010.

3. CREDIT AND MARKET RISK
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may invest in inverse floating rate securities ("inverse floaters"), a type of derivative tax-exempt obligation with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of inverse floaters will generally be more volatile than other tax-exempt investments. Such securities are denoted on the Schedule of Investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days or less from the issuance of the refunding issue is know as a "current refunding." "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at that time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor's Ratings Group, and/or Fitch due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement. The Fund will purchase escrow secured bonds without additional insurance only where the escrow is invested in securities of the U.S. government or agencies or instrumentalities of the U.S. government.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At November 30, 2005, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets.

ITEM 2.  CONTROLS AND PROCEDURES.

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3.  EXHIBITS.

         File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                                  CERTIFICATION


I, Jude T. Driscoll, certify that:

1. I have reviewed this report on Form N-Q of Delaware Investments Municipal Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;


3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:


        (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;


        (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

        (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

        (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

        (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

        (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



         Jude T. Driscoll
---------------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    January 25, 2006

                                  CERTIFICATION

I, Michael P. Bishof, certify that:

1. I have reviewed this report on Form N-Q of Delaware Investments Municipal Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;


3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:


        (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;


        (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

        (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

        (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

        (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

        (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



         Michael P. Bishof
---------------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    January 25, 2006

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DELAWARE INVESTMENTS MUNICIPAL TRUST


         Jude T. Driscoll
---------------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    January 25, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


         Jude T. Driscoll
---------------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    January 25, 2006



         Michael P. Bishof
---------------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    January 25, 2006